SUPPLEMENT DATED JANUARY 2, 2026
                   TO THE PROSPECTUS DATED APRIL 28, 2025
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                   AMERICAN GENERAL LIFE INSURANCE COMPANY

                       VARIABLE SEPARATE ACCOUNT
                       Polaris Variable Annuity
                      Polaris II Variable Annuity
                  Polaris Platinum II Variable Annuity
                   Polaris Choice II Variable Annuity
                  Polaris Choice III Variable Annuity
                  Polaris Choice IV Variable Annuity
                   Polaris Advisory Variable Annuity
                 Polaris Platinum III Variable Annuity
               Polaris Preferred Solution Variable Annuity
              Polaris Retirement Protector Variable Annuity

                     VARIABLE ANNUITY ACCOUNT FIVE
                   Seasons Select II Variable Annuity

                    VARIABLE ANNUITY ACCOUNT SEVEN
             Polaris Platinum O-Series Variable Annuity
                Polaris II A-Class Variable Annuity
          Polaris II A-Class Platinum Series Variable Annuity

   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                    FS VARIABLE SEPARATE ACCOUNT
               Polaris Platinum III Variable Annuity
              Polaris Platinum O-Series Variable Annuity
              Polaris Preferred Solution Variable Annuity
             Polaris Retirement Protector Variable Annuity

             THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

        THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
                Polaris Platinum Elite Variable Annuity

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This supplement updates certain information in the prospectus. You should read this information carefully and retain this supplement for future reference together with the prospectus for your contract. This supplement is not valid unless it is read in conjunction with the prospectus for your contract. All capitalized terms used but not defined herein have the same meaning as those included in the prospectus.

Effective on or about January 1, 2026 (the "Effective Date"), SunAmerica Asset Management, LLC ("SAAMCo"), which serves as the investment adviser for Underlying Funds of Seasons Series Trust and SunAmerica Series Trust, was acquired by Venerable Holdings, Inc.

After the Effective Date, SAAMCo, SunAmerica Series Trust and Seasons Series Trust are no longer affiliates of the Company.

Accordingly, all references to SAAMCo, SunAmerica Series Trust and Seasons Series Trust as affiliates of the Company due to common ownership have been removed from the prospectus. There is no change to your contract.